Leases (Lease Maturities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finance leases
2020	$ 62
2021	72
2022	1
2023	0
2024	0
2025 and thereafter	3
Total lease payments	138
Less: Imputed interest	4
Present value of lease payments	134
Operating leases
2020	135
2021	108
2022	73
2023	51
2024	37
2025 and thereafter	156
Total lease payments	560
Less: Imputed interest	59
Present value of lease payments	501
Renewal option, amount	$ 70
Capital leases
2019		$ 10
2020		15
2021		5
2022		0
2023		0
2024 and thereafter		0
Total lease payments		30
Less: Imputed interest		1
Present value of lease payments		29
Operating leases
2019		190
2020		136
2021		103
2022		64
2023		45
2024 and thereafter		125
Total lease payments		$ 663